Income taxes (Details 4) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits
Beginning Balance	€ 162,066	€ 133,270
Gross increases - tax positions in prior period	11,121	8,574
Gross decreases - tax positions in prior period	(24,566)	(1,075)
Gross increases - tax positions in current period	21,258	24,690
Settlements	(10,403)	(3,393)
Lapse of statute of limitations	(4,044)
Ending Balance	155,432	162,066
Less: current portion of liability for unrecognized tax benefits	0	18,158
Non-current portion of liability for unrecognized tax benefits	€ 155,432	€ 143,908